PROVISION FOR TAX, CIVIL AND LABOR RISKS (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Tax Civil And Labor Risks
Schedule of provisions for tax

	Tax		Labor		Civil, environmental and other		Contingent liabilities (1)		Total
	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21	12.31.22	12.31.21
Beginning balance	400,101	427,302	628,767	634,706	357,013	343,530	131,751	297,182	1,517,632	1,702,720
Additions	116,269	174,491	408,903	301,192	59,302	60,561	-	-	584,474	536,244
Business combination	-	2,848	-	1,969	-	2,217	-	33,891	-	40,925
Reversals	(86,165)	(100,438)	(332,819)	(187,520)	(67,826)	(71,275)	(903)	(199,311)	(487,713)	(558,544)
Payments	(75,249)	(165,578)	(311,047)	(282,956)	(41,064)	(70,304)	-	-	(427,360)	(518,838)
Interest	44,714	61,493	133,987	163,020	50,911	92,438	-	-	229,612	316,951
Exchange rate variation	5	(17)	(1,081)	(1,644)	(32)	(154)	-	(11)	(1,108)	(1,826)
Ending balance	399,675	400,101	526,710	628,767	358,304	357,013	130,848	131,751	1,415,537	1,517,632

Current									867,294	959,132
Non-current									548,243	558,500
(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia, Hercosul and Mogiana.